Right of use assets and lease liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [Line items]
Future cash outflows extension options amount	€ 329,000
Right-of-use assets at January 1	3,788,000
Depreciation charge	(1,000,000)	€ (800,000)
Lease modification	(28,000)	1,100,000
Right-of-use assets at December 31	3,496,000	3,788,000
Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(2,199,000)	(1,474,000)
Disposal	173,000	34,000
Depreciation charge	(1,042,000)	(796,000)
Lease modification	58,000
Exchange difference	(79,000)	37,000
Right-of-use assets at December 31	(3,089,000)	(2,199,000)
Gross value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	5,987,000	4,633,000
Additions	658,000	396,000
Disposal	(173,000)	(34,000)
Lease modification	(28,000)	1,105,000
Exchange difference	141,000	(113,000)
Right-of-use assets at December 31	6,585,000	5,987,000
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	2,943,000
Right-of-use assets at December 31	€ 2,666,000	2,943,000
Buildings [Member] | Minimum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	1 year
Buildings [Member] | Maximum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	18 years
Buildings [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ (1,661,000)	(1,163,000)
Depreciation charge	(674,000)	(535,000)
Lease modification	22,000
Exchange difference	(79,000)	37,000
Right-of-use assets at December 31	(2,392,000)	(1,661,000)
Buildings [Member] | Gross value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	4,604,000	3,624,000
Additions	326,000
Lease modification	(11,000)	1,093,000
Exchange difference	139,000	(113,000)
Right-of-use assets at December 31	5,058,000	4,604,000
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	845,000
Right-of-use assets at December 31	€ 830,000	845,000
Vehicles [Member] | Minimum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	3 years
Vehicles [Member] | Maximum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	5 years
Vehicles [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ (538,000)	(311,000)
Disposal	173,000	34,000
Depreciation charge	(368,000)	(261,000)
Lease modification	36,000
Right-of-use assets at December 31	(697,000)	(538,000)
Vehicles [Member] | Gross value
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	1,383,000	1,009,000
Additions	332,000	396,000
Disposal	(173,000)	(34,000)
Lease modification	(17,000)	12,000
Exchange difference	2,000
Right-of-use assets at December 31	€ 1,527,000	€ 1,383,000